SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Allowance of Credit Losses
	2021	2020	2019

Total allowance for credit losses – January 1	2,309	1,867	1,415
Current-period provision for expected credit losses	293	1,894	866
Write-offs	(9)	(934)	(3)
Recoveries collected	(195)	(518)	(411)

Total allowance for credit losses – December 31	2,398	2,309	1,867

Schedule of Estimated Useful Lives at an Annual Rate
%

Lab equipment	16 - 25
Computers and peripheral equipment	33
Office furniture	6
SECaaS equipment*	16
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2021	2020	2019

Cost of revenues	$581	$355	$264
Research and development	2,499	1,368	847
Sales and marketing	3,212	2,145	1,257
General and administrative	1,708	1,330	1,052

Total share-based compensation expense	$8,000	$5,198	$3,420

Schedule of Stock-Based Compensation Assumptions
Year ended December 31,
2018

Suboptimal exercise multiple	2.9-3.5
Risk free interest rate	2.09%-3.05%
Volatility	26%-47%
Dividend yield	0

Schedule of Accumulated Other Comprehensive Income
	Year ended December 31, 2021
	Unrealized gain (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total
Balance as of December 31, 2020	$472	$(326)	$146
Changes in other comprehensive income (loss) before reclassifications	(359)	1,269	910
Amounts reclassified from accumulated other comprehensive loss to:
Cost of revenues	-	(146)	(146)
Operating expenses	-	(624)	(624)
Financial income, net	(15)	-	(15)

Net current-period other comprehensive income (loss)	(374)	499	125

Balance as of December 31, 2021	$98	$173	$271